UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2010

Shares		Value
COMMON STOCKS (97.3%)

	CONSUMER DISCRETIONARY (22.5%)

15,000	Amazon.com, Inc. *	$2,035,950
44,000	Bed Bath & Beyond, Inc. *	1,925,440
74,000	Cablevision Systems Corp. Class A	1,786,360
48,000	Coach, Inc.	1,896,960
58,000	DIRECTV Class A *	1,960,980
94,000	DISH Network Corp. Class A	1,957,080
73,000	Expedia, Inc.	1,822,080
140,000	Ford Motor Co. *	1,759,800
82,000	Gap, Inc. (The)	1,895,020
62,000	Johnson Controls, Inc.	2,045,380
96,000	Las Vegas Sands Corp. *	2,030,400
78,000	Ltd. Brands, Inc.	1,920,360
85,000	Mattel, Inc.	1,932,900
112,000	News Corp. Class B	1,905,120
26,000	NIKE, Inc. Class B	1,911,000
48,000	Nordstrom, Inc.	1,960,800
22,000	Polo Ralph Lauren Corp. Class A	1,870,880
8,000	Priceline.com, Inc. *	2,040,000
81,000	Starbucks Corp. *	1,965,870
37,000	Target Corp.	1,946,200
48,000	TJX Companies, Inc. (The)	2,040,960
60,000	Viacom, Inc. Class B *	2,062,800
58,000	Walt Disney Co. (The)	2,024,780
		44,697,120

	CONSUMER STAPLES (6.7%)

27,000	British American Tobacco PLC ADR	1,860,300
24,000	Colgate-Palmolive Co.	2,046,240
32,000	Estee Lauder Companies, Inc. (The) Class A	2,075,840
27,000	General Mills, Inc.	1,911,330
43,000	H.J. Heinz Co.	1,961,230
29,000	Procter & Gamble Co. (The)	1,834,830
120,000	Sara Lee Corp.	1,671,600
		13,361,370

	ENERGY (3.6%)

35,000	CONSOL Energy, Inc.	1,493,100
56,000	Enterprise Products Partners L.P.	1,936,480
35,000	Newfield Exploration Co. *	1,821,750
44,000	Noble Corp. *	1,840,080
		7,091,410

	FINANCIALS (6.0%)

36,000	AFLAC, Inc.	1,954,440
8,500	BlackRock, Inc.	1,850,960
77,000	CNA Financial Corp. *	2,057,440
70,000	Hartford Financial Services Group, Inc.	1,989,400
35,000	Prudential Financial, Inc.	2,117,500
36,000	Travelers Cos., Inc. (The)	1,941,840
		11,911,580

	HEALTH CARE (24.2%)

35,000	Abbott Laboratories	1,843,800
72,000	AmerisourceBergen Corp.	2,082,240
32,000	Biogen Idec, Inc. *	1,835,520
32,000	Celgene Corp. *	1,982,720
23,000	Cerner Corp. *	1,956,380
53,000	CIGNA Corp.	1,938,740

Shares		Value
37,000	Covidien PLC	$1,860,360
19,000	Express Scripts, Inc. *	1,933,440
61,000	Forest Laboratories, Inc. *	1,912,960
36,000	Hospira, Inc. *	2,039,400
39,000	Humana, Inc. *	1,824,030
5,500	Intuitive Surgical, Inc. *	1,914,715
38,000	Life Technologies Corp. *	1,986,260
31,000	McKesson Corp.	2,037,320
30,000	Medco Health Solutions, Inc. *	1,936,800
45,000	Medtronic, Inc.	2,026,350
35,000	Novartis AG ADR	1,893,500
25,000	Novo Nordisk A/S ADR	1,928,000
49,000	Sanofi-Aventis ADR	1,830,640
36,000	Stryker Corp.	2,059,920
30,000	Teva Pharmaceutical Industries Ltd. ADR	1,892,400
39,000	Thermo Fisher Scientific, Inc. *	2,006,160
55,000	UnitedHealth Group, Inc.	1,796,850
28,000	WellPoint, Inc. *	1,802,640
29,000	Zimmer Holdings, Inc. *	1,716,800
		48,037,945

	INDUSTRIALS (6.9%)

33,000	Cummins, Inc.	2,044,350
27,000	General Dynamics Corp.	2,084,400
20,000	L-3 Communications Holdings, Inc.	1,832,600
15,000	Precision Castparts Corp.	1,900,650
35,000	Raytheon Co.	1,999,200
34,000	Rockwell Automation, Inc.	1,916,240
150,000	Southwest Airlines Co.	1,983,000
		13,760,440

	INFORMATION TECHNOLOGY (21.5%)

8,400	Apple, Inc. *	1,973,412
88,000	CA, Inc.	2,065,360
59,000	Check Point Software Technologies Ltd. *	2,068,540
42,000	Citrix Systems, Inc. *	1,993,740
38,000	Cognizant Technology Solutions Corp. Class A *	1,937,240
37,000	Computer Sciences Corp. *	2,016,130
103,000	Corning, Inc.	2,081,630
27,000	Cree, Inc. *	1,895,940
3,200	Google, Inc. Class A *	1,814,432
39,000	Hewlett-Packard Co.	2,072,850
32,000	Infosys Technologies Ltd. ADR	1,883,200
56,000	Intuit, Inc. *	1,923,040
100,000	Marvell Technology Group Ltd. *	2,038,000
7,000	MasterCard, Inc. Class A	1,778,000
63,000	Microsoft Corp.	1,844,010
55,000	NetApp, Inc. *	1,790,800
110,000	NVIDIA Corp. *	1,911,800
75,000	Oracle Corp.	1,926,750
27,000	Salesforce.com, Inc. *	2,010,150
59,000	SanDisk Corp. *	2,043,170
100,000	Seagate Technology *	1,826,000
44,000	Western Digital Corp. *	1,715,560
		42,609,754

	MATERIALS (3.9%)

65,000	Dow Chemical Co. (The)	1,922,050
24,000	Freeport-McMoRan Copper & Gold, Inc.	2,004,960
78,000	International Paper Co.	1,919,580

1

Value Line Larger Companies Fund, Inc.

March 31, 2010

Shares		Value
16,000	Potash Corporation of Saskatchewan, Inc.	$1,909,600
		7,756,190

	TELECOMMUNICATION SERVICES (2.0%)

46,000	American Tower Corp. Class A *	1,960,060
65,000	BCE, Inc.	1,907,750
		3,867,810

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (97.3%) (Cost $163,948,424)	193,093,619

Principal Amount		Value
SHORT-TERM INVESTMENTS (1.8%)

	REPURCHASE AGREEMENTS (2) (1.8%)

$3,600,000	With Morgan Stanley, 0.00%, dated 3/31/10, due 4/01/10, delivery value $3,600,000 (collateralized by $3,665,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $3,682,068)	3,600,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,600,000) (1.8%)	3,600,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)		1,869,024
NET ASSETS (4) (100%)		$198,562,643

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($198,562,643 ÷ 12,489,751 shares outstanding)		$15.90

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FAS 157.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $167,548,424, aggregate gross unrealized appreciation was $30,246,758, aggregate gross unrealized depreciation was $1,101,563 and the net unrealized appreciation was $29,145,195.

ADR	American Depositary Receipt.

2

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$193,093,619	$0	$0	$193,093,619
Short Term Investments	0	3,600,000	0	3,600,000

Total Investments in Securities	$193,093,619	$3,600,000	$0	$196,693,619

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010